Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 075
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Parker Retirement Savings Plan
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)
December 31, 2025
EIN 34-0451060
(Dollars in Thousands)

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current value
*	Fidelity Investments	Money Market Funds	**	$382
*	Participant Investments	BrokerageLink Account: various stocks, mutual funds and REITs directed by participants	**	331,278
*	Callan Open Architecture Trust	Callan Small Cap Equity Fund	**	264,311
*	Callan Open Architecture Trust	Callan GlidePath Retirement Income Fund	**	97,302
*	Callan Open Architecture Trust	Callan GlidePath 2020 Fund	**	151,071
*	Callan Open Architecture Trust	Callan GlidePath 2025 Fund	**	410,976
*	Callan Open Architecture Trust	Callan GlidePath 2030 Fund	**	624,006
*	Callan Open Architecture Trust	Callan GlidePath 2035 Fund	**	574,878
*	Callan Open Architecture Trust	Callan GlidePath 2040 Fund	**	474,438
*	Callan Open Architecture Trust	Callan GlidePath 2045 Fund	**	329,598
*	Callan Open Architecture Trust	Callan GlidePath 2050 Fund	**	292,611
*	Callan Open Architecture Trust	Callan GlidePath 2055 Fund	**	207,790
*	Callan Open Architecture Trust	Callan GlidePath 2060 Fund	**	131,198
*	Callan Open Architecture Trust	Callan GlidePath 2065 Fund	**	80,351
*	Callan Open Architecture Trust	Callan GlidePath 2070 Fund	**	621
*	Callan Open Architecture Trust	Callan Diversified Real Assets Fund	**	8,956
*	Callan Open Architecture Trust	Callan Core Bond Fund	**	132,500
*	Callan Open Architecture Trust	Callan International Equity Fund	**	148,623
	State Street Investment Management	State Street Global All Cap Equity ex-U.S. Index	**	93,444
	State Street Investment Management	State Street S&P 500 Index	**	940,761
	State Street Investment Management	State Street U.S. Bond Index	**	94,248
	State Street Investment Management	State Street U.S. Extended Market Index	**	191,991
	Mellon Investments Corporation	Contract Income Fund	**	450,545
*	Parker-Hannifin Corporation	Parker Stock Fund ; 902,513 Shares	**	798,508
*	Parker-Hannifin Corporation	Parker Stock Match Fund; 2,850,413 Shares	**	2,512,763
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	AT&T Inc.; Common Stock; 235,347 Shares	**	5,846
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	AbbVie Inc.; Common Stock; 61,838 Shares	**	14,129
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Alphabet Inc. Class C; Common Stock; 99,072 Shares	**	31,089
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Amazon.com Inc.; Common Stock; 183,781 Shares	**	42,420
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	American Express Co.; Common Stock; 19,052 Shares	**	7,048
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	American Tower Corp.; Common Stock; 31,590 Shares	**	5,600
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Amphenol Corp. Class A; Common Stock; 55,345 Shares	**	7,492
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Analog Devices Inc.; Common Stock; 22,598 Shares	**	6,129
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Apollo Global Management Inc.; Common Stock; 38,756 Shares	**	5,610
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Apple Inc.; Common Stock; 196,190 Shares	**	53,336
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Baker Hughes Co.; Common Stock; 142,237 Shares	**	6,477
Parker Retirement Savings Plan
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)
December 31, 2025
EIN 34-0451060
(Dollars in Thousands)

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current value
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Bank of America Corp.; Common Stock; 198,368 Shares	**	10,910
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Bristol-Myers Squibb Co.; Common Stock; 99,985 Shares	**	5,393
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Broadcom Inc.; Common Stock; 48,716 Shares	**	16,861
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Burlington Stores Inc.; Common Stock; 27,833 Shares	**	8,040
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Chipotle Mexican Grill Inc.; Common Stock; 145,460 Shares	**	5,382
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Church & Dwight Co. Inc.; Common Stock; 35,061 Shares	**	2,940
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Cognizant Technology Solutions Corp. Class A; Common Stock; 47,648 Shares	**	3,955
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Corpay Inc.; Common Stock; 15,748 Shares	**	4,739
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Danaher Corp.; Common Stock; 36,955 Shares	**	8,472
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	The Walt Disney Co.; Common Stock; 73,587 Shares	**	8,427
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	DoorDash Inc.; Common Stock; 20,449 Shares	**	4,631
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	EOG Resources Inc.; Common Stock; 38,166 Shares	**	4,008
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	EQT Corp.; Common Stock; 71,935 Shares	**	3,856
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Ecolab Inc.; Common Stock; 21,933 Shares	**	5,774
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Edwards Lifesciences Corp.; Common Stock; 66,855 Shares	**	5,699
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Emerson Electric Co.; Common Stock; 44,661 Shares	**	5,927
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Entergy Corp.; Common Stock; 63,198 Shares	**	5,841
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Equinix Inc.; Common Stock; 5,291 Shares	**	4,054
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Exxon Mobil Corp.; Common Stock; 88,757 Shares	**	10,681
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Meta Platforms Inc. Class A; Common Stock; 36,843 Shares	**	24,320
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Fidelity National Information Services Inc.; Common Stock; 119,316 Shares	**	7,930
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Fifth Third Bancorp; Common Stock; 110,660 Shares	**	5,224
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Arthur J. Gallagher & Co.; Common Stock; 33,474 Shares	**	8,663
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Hilton Worldwide Holdings Inc.; Common Stock; 18,903 Shares	**	5,430
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Howmet Aerospace Inc.; Common Stock; 23,672 Shares	**	4,853
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Ingersoll Rand Inc.; Common Stock; 63,999 Shares	**	5,070
Parker Retirement Savings Plan
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)
December 31, 2025
EIN 34-0451060
(Dollars in Thousands)

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current value
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Intuit Inc.; Common Stock; 13,692 Shares	**	9,070
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Keurig Dr Pepper Inc.; Common Stock; 174,826 Shares	**	4,897
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Eli Lilly and Co.; Common Stock; 7,030 Shares	**	7,555
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Lowe’s Companies Inc.; Common Stock; 40,973 Shares	**	9,881
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Martin Marietta Materials Inc.; Common Stock; 9,880 Shares	**	6,152
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Mastercard Inc. Class A; Common Stock; 33,558 Shares	**	19,158
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	McDonald’s Corp.; Common Stock; 37,327 Shares	**	11,408
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Microsoft Corp.; Common Stock; 115,845 Shares	**	56,025
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	NextEra Energy Inc.; Common Stock; 122,061 Shares	**	9,799
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	NVIDIA Corp.; Common Stock; 363,656 Shares	**	67,822
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Oracle Corp.; Common Stock; 31,560 Shares	**	6,151
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	PepsiCo Inc.; Common Stock; 33,301 Shares	**	4,834
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Philip Morris International Inc.; Common Stock; 34,872 Shares	**	5,645
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	RTX Corp.; Common Stock; 38,129 Shares	**	6,993
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Regeneron Pharmaceuticals Inc.; Common Stock; 7,160 Shares	**	5,527
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Roper Technologies Inc.; Common Stock; 11,625 Shares	**	5,175
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	The Charles Schwab Corp.; Common Stock; 89,093 Shares	**	8,901
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	ServiceNow Inc.; Common Stock; 40,210 Shares	**	6,160
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	The Southern Co.; Common Stock; 77,704 Shares	**	6,776
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Stryker Corp.; Common Stock; 20,474 Shares	**	7,214
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Taiwan Semiconductor Manufacturing Co. Limited; Common Stock; 25,684 Shares	**	7,826
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Tesla Inc.; Common Stock; 25,709 Shares	**	11,562
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Texas Instruments Inc.; Common Stock; 42,177 Shares	**	7,317
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	3M Co.; Common Stock; 48,660 Shares	**	7,790
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	TransDigm Group Inc.; Common Stock; 3,931 Shares	**	5,228
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	UnitedHealth Group Inc.; Common Stock; 22,964 Shares	**	7,581
Parker Retirement Savings Plan
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)
December 31, 2025
EIN 34-0451060
(Dollars in Thousands)

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current value
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Ventas Inc.; REIT; 54,864 Shares	**	4,272
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Vertex Pharmaceuticals Inc.; Common Stock; 10,923 Shares	**	4,952
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Warner Music Group Corp. Class A; Common Stock; 97,830 Shares	**	3,000
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Wells Fargo & Co.; Common Stock; 129,376 Shares	**	12,058
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	NXP Semiconductors N.V.; Common Stock; 29,882 Shares	**	6,517
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Eaton Corp. plc; Common Stock; 14,550 Shares	**	4,634
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Trane Technologies plc; Common Stock; 20,058 Shares	**	7,807
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Aon plc; Common Stock; 14,269 Shares	**	5,035
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Linde plc; Common Stock; 13,134 Shares	**	5,600
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Medtronic plc; Common Stock; 53,734 Shares	**	5,200
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Waste Connections Inc.; Common Stock; 22,579 Shares	**	3,959
	J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund	Cash including money market and futures accounts	**	9,920
*	Participant Loans	Participant Loans -- 3.25% - 9.5%, maturing through 2038	—	108,147
	Total Investments		$—	$10,208,954
	* Denotes Party-in-Interest
	** Cost information is not required for participant-directed investments